Basic and diluted loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted loss per share
Net loss for the period, basic	£ (94,375)	£ (245,224)	£ (12,326)
Net loss for the period, diluted	£ (94,375)	£ (245,224)	£ (12,326)
Basic loss per share	£ (0.53)	£ (1.98)	£ (0.12)
Diluted loss per share	£ (0.53)	£ (1.98)	£ (0.12)
Weighted average issued shares, basic	179,470,377	124,130,921	99,904,427
Weighted average issued shares, diluted	179,470,377	124,130,921	99,904,427